FAIR VALUE MEASUREMENTS (Details 1) (USD $) In Thousands, unless otherwise specified			9 Months Ended		9 Months Ended
	Jul. 31, 2013	Oct. 31, 2012	Jul. 31, 2013 Fair Value, Inputs, Level 3 [Member]	Jul. 31, 2013 Derivative [Member]	Jul. 31, 2013 Derivative [Member] Fair Value, Inputs, Level 3 [Member]
Balance October 31, 2012	$ 1,539	$ 0	$ 0	$ 1,539	$ 0
Fair value of derivative liability reclassified from equity			2,310		2,310
Change in fair value			(771)		(771)
Balance July 31, 2013	$ 1,539	$ 0	$ 1,539	$ 1,539	$ 1,539